Document and Entity Information	12 Months Ended
Dec. 26, 2025
Cover [Abstract]
Document Type	PRE 14A
Amendment Flag	false
Entity Registrant Name	FRESH DEL MONTE PRODUCE INC.
Entity Central Index Key	0001047340